CONSOLIDATED BALANCE SHEETS (USD $)	Jan. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
ASSETS
Cash and cash equivalents	$ 544,777	$ 2,798,797	$ 13,880,870
Accounts receivable	0	8,690	70,585
Inventory	500,571	717,442	1,911,883
Other current assets	1,469,233	225,052	333,456
Total Current Assets	2,514,581	3,749,981	16,196,794
Property and Equipment, Net	1,118,502	1,271,867	1,341,408
Assets Held for Investment, Net	2,390,584	3,634,929	3,503,110
Patents, Net	3,118,396	3,349,588	3,533,688
TOTAL ASSETS	9,142,063	12,006,365	24,575,000
LIABILITIES AND STOCKHOLDERS' (DEFICIENCY)/EQUITY
Accounts payable and accrued expenses	7,078,240	7,738,179	6,554,714
Deferred revenue	357,182	369,748	396,195
Current maturities of long-term debt	3,995,629	1,210,271	1,141,861
Current maturities of obligations under capital lease		0	7,818
Total Current Liabilities	11,431,051	9,318,198	8,100,588
Long-Term Debt, Net	720,598	1,869,795	1,824,071
Derivative Warrant Liability	8,580,025	8,745,508	5,679,721
Derivative Additional Investment Rights Liability	241,884	515,000	0
Total Liabilities	20,973,558	20,448,501	15,604,380
Commitments and Contingencies
Stockholders' (Deficiency)/Equity:
Series A 9% Convertible Preferred Stock	0	0	0
Common stock	334,105	308,520	269,600
Additional paid-in capital	343,576,917	338,124,525	333,219,309
Deficit accumulated during the development stage	(356,527,053)	(347,744,756)	(325,302,472)
Accumulated other comprehensive income	784,536	869,575	784,183
Total Stockholders' (Deficiency)/Equity	(11,831,495)	(8,442,136)	8,970,620
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIENCY)/EQUITY	$ 9,142,063	$ 12,006,365	$ 24,575,000